Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes is as follows:

	THIRTY-NINE WEEKS ENDED NOVEMBER 2, 2014	THIRTY-NINE WEEKS ENDED NOVEMBER 3, 2013
Current Expense
Federal	$1,381	$2,788
Foreign	237	(42)
State and local	1,953	(191)
Deferred expense (benefit)	(8,065)	(2,997)

Total provision (benefit) for income taxes	$(4,494)	$(442)

The provision (benefit) for income taxes is as follows:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Current expense
Federal	$615	$536	$—
Foreign	97	361	(175)
State and local	1,150	(51)	383
Deferred expense (benefit)	(801)	(13,548)	(4,004)

Total provision (benefit) for income taxes	$1,061	$(12,702)	$(3,796)

Components of Deferred Tax Liabilities and Assets

Significant components of the deferred tax liabilities and assets in the consolidated balance sheets are as follows:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Deferred tax assets:
Tax credit carryovers	$10,297	$10,155
Deferred revenue and redemption ticket liability	9,540	7,252
Leasing transactions	5,585	3,838
State net operating loss carryovers	3,503	3,444
Workers’ compensation and general liability insurance	3,429	3,666
Accrued liabilities	1,985	2,770
Deferred compensation	1,610	1,140
Smallware supplies	714	713
Indirect benefit of unrecognized tax benefits	225	216
Other	1,567	1,391

Total deferred tax assets	38,455	34,585

Valuation allowance for deferred tax assets—US	(1,388)	(1,158)

Total deferred tax assets net of valuation allowance	37,067	33,427

Deferred tax liabilities:
Trademark/trade name	31,578	31,928
Property and equipment	4,109	963
Prepaid expenses	232	189

Total deferred tax liabilities	35,919	33,080

Net deferred tax asset	$1,148	$347

Net Deferred Tax Assets

The Net deferred tax asset is presented in the Consolidated Balance Sheets as follows:

	FEBRUARY 2, 2014	FEBRUARY 3, 2013
Deferred income taxes—current	$24,802	$25,137
Other assets and deferred charge	—	286

Deferred tax assets	24,802	25,423

Deferred income taxes—current	—	189
Deferred income taxes	23,654	24,887

Deferred tax liabilities	23,654	25,076

Net deferred tax asset	$1,148	$347

Change in Unrecognized Tax Benefits

The change in unrecognized tax benefits excluding interest, penalties and related income tax benefits were as follows:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Balance at beginning of year	$471	$940	$881
Additions for tax positions of prior years	176	108	118
Reductions for tax positions of prior years	(32)	(1)	—
Settlements	—	(576)	—
Lapse of statute of limitations	(139)	—	(59)

Balance at end of year	$476	$471	$940

Reconciliation of Federal Statutory Rate to Effective Income Tax Rate

The reconciliation of the federal statutory rate to the effective income tax rate follows:

	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013	FISCAL YEAR ENDED JANUARY 29, 2012
Federal corporate statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	30.8%	1.2%	4.1%
Foreign taxes	1.8%	0.9%	1.2%
Nondeductible expenses	24.9%	(23.5)%	(7.1)%
Tax credits	(74.8)%	65.8%	20.1%
Valuation allowance	7.1%	257.4%	(7.8)%
Change in reserve	0.2%	32.9%	(2.1)%
Other	1.7%	(45.7)%	(8.2)%

Effective tax rate	26.7%	324.0%	35.2%